787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

May 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Variable Series Funds, Inc.
Post-Effective Amendment No. 84 under the Securities Act of 1933 and Amendment No. 85 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 84 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund and BlackRock Value Opportunities V.I. Fund, each a series of the Registrant (each, a “Fund” and collectively, the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to each Fund’s investment strategies, investment risks, non-fundamental policies and portfolio management team along with changes to the investment objective and contractual expense caps for BlackRock Large Cap Value V.I. Fund and changes to the contractual expense caps for BlackRock Value Opportunities V.I. Fund, as noted in Supplements filed on March 29, 2017 and re-filed on May 2, 2017 to each Fund’s Prospectus and Statement of Additional Information. Each Fund has the same investment strategies, investment risks and portfolio management team as a corresponding retail fund in the BlackRock fund complex as listed in Appendix A (each, a “Retail Counterpart” and collectively, the “Retail Counterparts”). The investment strategies, investment risks, non-fundamental policies and portfolio management team in each Fund’s Prospectus and Statement of Additional Information are identical or nearly identical to the disclosures of each Retail Counterpart, which have been recently reviewed by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission. Consequently, on behalf of the Registrant, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on June 12, 2017 pursuant to Rule 485(a)(1) under the 1933 Act.

New York      Washington      Paris      London      Milan      Rome      Frankfurt      Brussels

in alliance with Dickson Minto W.S., London and Edinburgh

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Appendix A

Name of Fund	Name of Retail Counterpart	Date of Retail Counterpart 485A filing
BlackRock Large Cap Core V.I. Fund	BlackRock Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc.	April 10, 2017
BlackRock Large Cap Growth V.I. Fund	BlackRock Large Cap Growth Fund, a series of BlackRock Large Cap Series Funds, Inc.	April 10, 2017
BlackRock Large Cap Value V.I. Fund	BlackRock Large Cap Value Fund, a series of BlackRock Large Cap Series Funds, Inc.	April 10, 2017
BlackRock Value Opportunities V.I. Fund	BlackRock Value Opportunities Fund, Inc.[1]	April 10, 2017

1 BlackRock Value Opportunities Fund, Inc. is making certain changes to its fundamental investment restrictions. These changes to the fund’s fundamental investment restrictions are not applicable for BlackRock Value Opportunities V.I. Fund.